Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Decrease in unbilled services (unbilled revenue)	$ 13,294
Decrease in unearned revenue (payments on account)	(14,351)
Increase in net balance	(27,645)
Revenue, remaining performance obligation	$ 6,600,000	$ 5,700,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	43.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months